Employee benefit expenses include the following: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Expense
Salaries	€ 47,717	€ 38,515	€ 34,128
Social security contributions	35,923	18,555	10,621
Share-based compensation expense	14,678	6,328	2,552
Training and education	603	351	672
Other employee benefits	1,091	842	798
Total Employee benefit expense	€ 100,012	€ 64,592	€ 48,771